Consolidated statement of stockholders' equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional paid-in capital	Treasury Stock (at cost)	Accumulated deficit
Balance at Dec. 31, 2008	$ 318,364				$ (199,941)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(184,495)				(184,495)
Balance at Dec. 31, 2009	289,107				(384,436)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	86,248				86,248
Balance at Dec. 31, 2010	411,099				(298,188)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	150		150
Net income (loss)	105,554				105,554
Balance at Dec. 31, 2011	760,013	1,276	951,375	(4)	(192,634)
Balance (in shares) at Dec. 31, 2011		127,617		8
Increase (Decrease) in Stockholders' Equity
Restricted stock awards		6	(6)
Restricted stock awards (in shares)		605
Restricted stock forfeitures		(1)	1
Restricted stock forfeitures (in shares)		(75)
Stock-based compensation	2,247		2,247
Net income (loss)	26,235				26,235
Balance at Mar. 31, 2012	$ 788,495	$ 1,281	$ 953,617	$ (4)	$ (166,399)
Balance (in shares) at Mar. 31, 2012		128,147		8